Allowance for Loan Losses - Analysis of Company's TDR Agreements (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 Contract
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	8	8	0
Commercial and Industrial [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	2	1
Pre-Modification Outstanding Recorded Investment	$ 2,468	$ 11
Post-Modification Outstanding Recorded Investment	$ 2,468	$ 11
CRE Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	1	2
Pre-Modification Outstanding Recorded Investment	$ 22	$ 205
Post-Modification Outstanding Recorded Investment	$ 22	$ 205
Residential Real Estate Loans [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	5	5
Pre-Modification Outstanding Recorded Investment	$ 906	$ 739
Post-Modification Outstanding Recorded Investment	$ 913	$ 670